SHARE-BASED COMPENSATION (Details 3) (Stock options, JPY ¥) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
SHARE-BASED COMPENSATION
Estimated number of forfeitures prior to vesting at the grant date (in shares)	0
Weighted-average assumptions used in estimating the fair value of options granted
Expected life of stock option	4 years 3 months 18 days	4 years 6 months	4 years 6 months
Expected volatility (as a percent)	112.00%	120.80%	83.50%
Risk-free interest rate (as a percent)	0.20%	0.50%	0.50%
Expected dividend yield (as a percent)	4.70%	1.90%	0.00%
Weighted-average grant-date fair value per option
Weighted-average grant-date fair value per option to purchase one share (in Japanese yen/dollars per share)	¥ 3,788	¥ 1,609	¥ 204
Shares
Outstanding at the beginning of the period (in shares)	100,000
Granted (in shares)	16,000
Forfeited (in shares)	8,500
Outstanding at the end of the period (in shares)	107,500	100,000
Weighted-average exercise price
Outstanding at the beginning of the period (in Japanese yen/dollars per share)	¥ 1,840
Granted (in Japanese yen/dollars per share)	¥ 8,096
Forfeited (in Japanese yen/dollars per share)	¥ 2,549
Outstanding at the end of the period (in Japanese yen/dollars per share)	¥ 2,715	¥ 1,840
Intrinsic value of stock options exercised			¥ 25,668
Cash received from exercise of stock options			12,800
Stock options excercised	0	0
Nonvested stock options
Nonvested at the beginning of the period (in shares)	100,000
Granted (in shares)	16,000
Forfeited (in shares)	8,500
Nonvested at the end of the period (in shares)	107,500	100,000
Nonvested Stock Options Weighted-Average Grant Date Fair Value
Nonvested at the beginning of the period (in Japanese yen per share)	¥ 1,328
Granted (in Japanese yen per share)	¥ 3,788	¥ 1,609	¥ 204
Forfeited (in Japanese yen per share)	¥ 1,737
Nonvested at the end of the period (in Japanese yen per share)	¥ 1,660	¥ 1,328
Non-employees
Weighted-average assumptions used in estimating the fair value of options granted
Expected life of stock option	6 years
Expected volatility (as a percent)	107.30%
Risk-free interest rate (as a percent)	0.20%
Expected dividend yield (as a percent)	4.70%
Weighted-average grant-date fair value per option
Weighted-average grant-date fair value per option to purchase one share (in Japanese yen/dollars per share)	¥ 2,768
Shares
Granted (in shares)		0	0
Nonvested stock options
Granted (in shares)		0	0
Nonvested Stock Options Weighted-Average Grant Date Fair Value
Granted (in Japanese yen per share)	¥ 2,768
4th, 5th and 6th series Stock Option Grants
SHARE-BASED COMPENSATION
Unrecognized compensation expense	¥ 91,411
Weighted-average period to recognize compensation expense	1 year 7 months 6 days